Note 16 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax asset		$ 1,051		$ 755	[1]	$ 1,509	[1]	$ 1,606	[1]	$ 1,315	[1]	$ 1,177	[1]
Deferred tax liability		(49,205)		(46,725)	[1]	(42,200)	[1]	(37,539)	[1]	(32,393)	[1]	(28,961)	[1]
Net deferred tax asset (liability)	[1]	(48,154)	[2]	(45,970)	[2]	(40,691)		(35,933)		(31,078)		(27,784)		$ (23,230)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Deferred tax liability		(49,037)		(46,570)	[1]	(41,810)	[1]	(37,265)	[1]	(32,161)	[1]	(28,698)	[1]
Net deferred tax asset (liability)		(49,037)		(46,570)	[1]	(41,810)	[1]	(37,265)	[1]	(32,161)	[1]	(28,698)	[1]	(24,930)	[1]
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax asset		0		0	[1]	0	[1]	0	[1]	0		0
Deferred tax liability		(159)		(146)	[1]	(2)	[1]	(47)	[1]	(29)		(78)
Net deferred tax asset (liability)		(159)		(146)	[1]	(2)	[1]	(47)	[1]	(29)	[1]	(78)		0
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax asset		418		365	[1]	64	[1]	2	[1]	12	[1]	21	[1]
Deferred tax liability		0		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Net deferred tax asset (liability)		418		365	[1]	64	[1]	2	[1]	12	[1]	21	[1]	258	[1]
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Deferred tax liability		(9)		(9)	[1]	(5)	[1]	(10)	[1]	(3)	[1]	(4)	[1]
Net deferred tax asset (liability)		(9)		(9)	[1]	(5)	[1]	(10)	[1]	(3)	[1]	(4)	[1]	(3)	[1]
Trade and Other Payables 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		296		91	[1]	712	[1]	1,106	[1]	751	[1]	842	[1]
Deferred tax liability		0		0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Net deferred tax asset (liability)		296		91	[1]	712	[1]	1,106	[1]	751	[1]	842	[1]
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset						733	[1]	498		529	[1]	309
Deferred tax liability						0	[1]	0		0	[1]	0
Net deferred tax asset (liability)	[1]			0		733		498		529		309		34
Provisions [member]
Statement Line Items [Line Items]
Deferred tax asset		295		233	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Deferred tax liability		0		0	[1]	(383)	[1]	(217)	[1]	(200)	[1]	(181)	[1]
Net deferred tax asset (liability)		295		233	[1]	$ (383)	[1]	(217)	[1]	(200)	[1]	(181)	[1]	852	[1]
Other Temporary Differences 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		42		66	[1]					15	[1]	0	[1]
Deferred tax liability		0		0	[1]					0	[1]	0	[1]
Net deferred tax asset (liability)		$ 42		$ 66	[1]					15	[1]	0	[1]
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax asset										8	[1]	5
Deferred tax liability										0	[1]	0
Net deferred tax asset (liability)	[1]							$ 0		$ 8		$ 5		$ 13

[1]	Unaudited and restated. Refer to note 2.2 and note 41.
[2]	The net deferred tax liability consists of a deferred tax asset of $264 (2023: $153) from the South African operation and a net deferred tax liability of $48,418 (2023: $46,123) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of non-current assets and non-current liabilities in the statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.